Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) unit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Number of reporting units | unit	2
Goodwill and intangible asset impairment	$ 0	$ 0	$ 0
Impairment of intangible assets	0	0	0
Amortization of intangible assets	$ 4,223,000	$ 3,631,000	5,091,000
Cost of Sales
Goodwill [Line Items]
Amortization of intangible assets			3,631,000
General and Administrative Expense
Goodwill [Line Items]
Amortization of intangible assets			$ 1,460,000